Inventories - Schedule of Inventories (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Inventories [Abstract]
Raw materials	RM 5,482,480	$ 1,351,697	RM 5,964,255
Work-in-progress	574,802	141,716	194,452
Finished goods	2,111,432	520,570	2,232,202
Goods-in-transit	717,756	176,962	790,199
Packaging materials	44,963	11,085	31,752
Inventories	RM 8,931,433	$ 2,202,030	RM 9,212,860